Revenues from Contracts with Customers - Balances from Contracts with Customers in Fee Business (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Contract with Customer, Asset and Liability [Abstract]
Trade Notes, Accounts and Other Receivable	¥ 174,667	¥ 180,828
Contract assets (Included in Other Assets)	13,802	6,558
Contract liabilities (Included in Other Liabilities)	¥ 32,978	¥ 40,436